Report for the Calendar Year or Quarter Ended:	December 31, 2004
Check here if Amendment  [    ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					      [    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	 Carol L. Bieber
Title: Compliance Officer
Phone: 772-778-0552
Signature, Place and Date of Signing: ________________________

	Carol L. Bieber 	Vero Beach, FL		January 24, 2005

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.


                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	48

Form 13F Information Table Value Total:	$246,760

List of Other Managers Included:		NONE


ITEM 1:
ITEM 2:
ITEM 3:
ITEM 4:
ITEM 5:
ITEM 6(a):
ITEM 8(a):

NAME OF ISSUER
COM
CUSIP
MKT VAL
SHARES PR
SOLE
SOLE
D
ABBOTT LABS
COM
002824100
243
5200
5200
5200
D
ALABAMA NATIONAL BANCORP
COM
010317105
288
4450
4450
4450
D
AMERICAN INTERNATIONAL GP
COM
026874107
9037
137605
137605
137605
D
ANHEUSER-BUSCH COS
COM
035229103
7522
148280
148280
148280
D
AUTOMATIC DATA PROCESSING
COM
053015103
7342
165545
165545
165545
D
AVERY DENNISON
COM
053611109
4528
75500
75500
75500
D
BARD (CR) INC.
COM
067383109
7154
111815
111815
111815
D
BELLSOUTH CORP
COM
079860102
250
8987
8987
8987
D
BRISTOL MYERS SQUIBB CO.
COM
110122108
249
9725
9725
9725
D
CAPITAL SOUTHWEST CORP
COM
140501107
432
5500
5500
5500
D
CISCO SYSTEMS
COM
17275R102
2969
153688
153688
153688
D
CITIGROUP, INC.
COM
172967101
10574
219473
219473
219473
D
COMPASS BANCSHARES
COM
20449H109
7912
162560
162560
162560
D
CONOCOPHILLIPS
COM
20825C104
10228
117795
117795
117795
D
DENTSPLY INTERNATIONAL
COM
249030107
7288
129685
129685
129685
D
EXXON MOBIL CORP
COM
30231G102
12541
244653
244653
244653
D
FED HOME LOAN MTG CORP ST
COM
313400301
206
2800
2800
2800
D
FED NAT'L MRTGE ASSN
COM
313586109
623
8750
8750
8750
D
GENERAL DYNAMICS CORP
COM
369550108
7340
70171
70171
70171
D
GENERAL ELECTRIC
COM
369604103
8299
227380
227380
227380
D
HARBOR FLORIDA BANCSHARES
COM
411901101
228
6600
6600
6600
D
HARLEY DAVIDSON
COM
412822108
7044
115950
115950
115950
D
HORMEL
COM
440452100
7320
233485
233485
233485
D
INGERSOLL-RAND CO. CL-A
COM
G4776G101
6339
78940
78940
78940
D
JOHNSON & JOHNSON
COM
478160104
9408
148346
148346
148346
D
LIFEWORKS HOLDINGS INC
COM
531934107
0
11000
11000
11000
D
MCGRAW HILL CO'S
COM
580645109
7744
84600
84600
84600
D
MEDTRONIC INC
COM
585055106
8204
165165
165165
165165
D
MERCK & CO.
COM
589331107
241
7500
7500
7500
D
METROPOLITAN LIFE INS. CO
COM
59156R108
10281
253785
253785
253785
D
MICROSOFT
COM
594918104
8305
310820
310820
310820
D
MONTEREY GOURMET FOODS IN
COM
612570101
34
10000
10000
10000
D
NESS ENERGY INTERNATIONAL
COM
64104P105
4
20000
20000
20000
D
PEPSICO
COM
713448108
7850
150375
150375
150375
D
PFIZER INC
COM
717081103
7252
269690
269690
269690
D
PITNEY-BOWES
COM
724479100
6904
149170
149170
149170
D
POPULAR, INC.
COM
733174106
5309
184159
184159
184159
D
PROCTER & GAMBLE
COM
742718109
4664
84685
84685
84685
D
QUALCOMM, INC.
COM
747525103
1904
44900
44900
44900
D
REGIS CORPORATION
COM
758932107
6968
150985
150985
150985
D
ROYAL DUTCH PETROL.
COM
780257804
390
6800
6800
6800
D
SCHERING PLOUGH CORP
COM
806605101
270
12915
12915
12915
D
SONOCO PRODUCTS CO.
COM
835495102
4869
164210
164210
164210
D
STATE STREET CORP
COM
857477103
9195
187200
187200
187200
D
SUNGARD DATA SYSTEMS
COM
867363103
6333
223555
223555
223555
D
VANGUARD STAR FD #56
COM
921909107
700
37350
37350
37350
D
VIACOM CL B
COM
925524308
7138
196153
196153
196153
D
WAL-MART
COM
931142103
6837
129449
129449
129449
S
REPORT SUMMARY
48
RECORDS
246760
0
OTHER MANAGERS